Consolidated Statements of Shareholders' Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity Balance, Starting at Dec. 31, 2018	$ 180,037	$ 55,985,626	$ (78,447,780)	$ (22,282,117)
Shares Outstanding, Starting at Dec. 31, 2018	180,036,435
Issuance of warrants to board of directors	$ 0	192,614	0	192,614
Issuance of warrants for services	0	759,378	0	759,378
Issuance of warrants and options for services –related party	0	2,653,243	0	2,653,243
Issuance of common stock for cash	$ 26,500	2,623,500	0	2,650,000
Issuance of common stock for cash, Shares	26,500,000
Common stock issued on warrant exercise, Value	$ 9,689	972,328	0	982,017
Common stock issued on warrant exercise, Shares	9,688,917
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value	$ 3,118	308,718	0	311,836
Common stock issued on conversion of 11% Loan Payable and accrued interest, Shares	3,118,359
Common stock issued on conversion of Due to Related Party, Value	$ 4,649	460,280	0	464,929
Common stock issued on conversion of Due to Related Party, Shares	4,649,291
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Value	$ 172,744	17,101,607	0	17,274,351
Common stock issued on conversion of 11% Convertible Debt and accrued interest - related party, Shares	172,743,504
Warrants issued for financing costs, Value	$ 0	165,432	0	165,432
Warrants issued for financing costs, Shares	0
Net Income (Loss)	$ 0	0	(11,510,166)	(11,510,166)
Shares Outstanding, Ending at Dec. 31, 2019	396,736,506
Equity Balance, Ending at Dec. 31, 2019	$ 396,737	81,222,726	(89,957,946)	(8,338,483)
Issuance of warrants to board of directors	0	1,248,616	0	1,248,616
Issuance of warrants for services	0	2,302,044	0	2,302,044
Issuance of common stock for cash	$ 3,745	397,121	0	400,866
Issuance of common stock for cash, Shares	3,744,588
Issuance of options for services - related party, Value	$ 0	297,248	0	297,248
Issuance of options for services - related party, Shares	0
Common stock issued on warrant exercise, Value	$ 8,685	821,715	0	830,400
Common stock issued on warrant exercise, Shares	8,685,000
Cashless exercise of Warrants, Value	$ 2,307	(2,307)	0	0
Cashless exercise of Warrants, Shares	2,307,334
Common stock issued on conversion of 11% Loan Payable and accrued interest, Value	$ 1,362	134,862	0	136,224
Common stock issued on conversion of 11% Loan Payable and accrued interest, Shares	1,362,247
Common stock issued on conversion of Loans Payable, Related Parties, Value	$ 200	19,800	0	20,000
Common stock issued on conversion of Loans Payable, Related Parties, Shares	200,000
Issuance of warrants for participation agreements, Value	$ 0	898,200	0	898,200
Issuance of warrants for participation agreements, Shares	0
Net Income (Loss)	$ 0	0	(9,105,729)	(9,105,729)
Shares Outstanding, Ending at Dec. 31, 2020	413,035,675
Equity Balance, Ending at Dec. 31, 2020	$ 413,036	$ 87,340,025	$ (99,063,675)	$ (11,310,614)